CONSOLIDATED STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Operating activities
Profit for the year		£ 83,093		£ 43,450	[1]	£ 19,991	[1]
Income tax charge		19,286		10,918	[2]	3,373	[1]
Non-cash adjustments		53,799		54,850	[2]	28,148	[2]
Tax paid		(14,033)		(3,120)	[2]	(5,876)	[2]
UK research and development credit received		344		2,930	[2]	0	[2]
Net changes in working capital		(21,770)		(21,360)	[2]	(7,759)	[2]
Net cash from operating activities		120,719		87,668	[2]	37,877	[2]
Investing activities
Purchase of non-current assets (tangibles and intangibles)		(13,967)		(5,429)	[2]	(7,514)	[2]
Proceeds from disposal of non-current assets		272		193	[2]	195	[2]
Payment for acquisition of subsidiary, net of cash acquired		(10,364)		(101,258)		(23,306)
Proceeds from sale of subsidiary, net of cash disposed of		0		0	[2]	2,744	[2]
Interest received		184		84	[2]	499	[2]
Net cash used in investing activities		(23,875)		(106,410)	[2]	(27,382)	[2]
Financing activities
Proceeds from sublease		560		565	[2]	668	[2]
Repayment of borrowings		0		0	[2]	(956)	[2]
Repayment of lease liabilities		(13,805)		(11,828)	[2]	(9,903)	[2]
Grant received		139		228	[2]	888	[2]
Interest paid		(885)		(911)	[2]	(829)	[2]
Proceeds from sale of shares		0		0	[2]	30,917	[2]
Proceeds from exercise of options		8,913		26	[2]	93	[2]
Net cash (used in)/from financing activities		(5,078)		(11,920)	[2]	20,878	[2]
Net change in cash and cash equivalents		91,766		(30,662)	[2]	31,373	[2]
Cash and cash equivalents at the beginning of the year	[2]	69,884	[3]	101,327	[3]	70,172
Net foreign exchange differences		1,156		(781)	[2]	(218)	[2]
Cash and cash equivalents at the end of the year		£ 162,806		£ 69,884	[2],[3]	£ 101,327	[2],[3]

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[3]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).